Financial Instruments - classification - IBOR reform (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Bank deposits
Financial instruments by type of interest rate
Financial Liabilities	£ 31,452	£ 22,190
Other financial liabilities
Financial instruments by type of interest rate
Financial Liabilities	61,087	55,089
Other financial assets
Financial instruments by type of interest rate
Financial Assets	63,243	51,102
Derivatives
Financial instruments by type of interest rate
Derivatives notional (£bn)	13,628,000	13,403,000
Currency swaps
Financial instruments by type of interest rate
Derivatives notional (£bn)	£ 454,000	£ 449,000